Loans (Loans Collectively Evaluated For Impairment And Are Considered Not Impaired) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans	$ 464,680	$ 314,120
Agricultural loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans	4,348	5,283
Commercial [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans	36,567	28,133
Commercial overdraft LOC [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans	973	245
Commercial non-profit/ political subdivisions [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans	1,010	733
Open-end home equity [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans	35,239	25,765
1-4 family real estate (1st mortgages) [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans	130,468	91,852
1-4 family real estate (Jr. mortgages) [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans	6,160	7,993
Multifamily real estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans	32,776	10,030
Farm real estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans	10,311	9,554
Non-farm/non-residential real estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans	164,150	112,747
Construction real estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans	11,608	3,635
Consumer loans- vehicle [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans	13,537	5,264
Consumer overdraft LOC [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans	306	454
Consumer loans- mobile home [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans	1,959	561
Consumer loans- home improvement [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans	210	220
Consumer loans- other [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans	11,503	8,735
MasterCard/VISA [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans	3,555	2,916
Pass [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans	437,555	283,267
Pass [Member] | Agricultural loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans	4,348	5,283
Pass [Member] | Commercial [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans	36,379	25,213
Pass [Member] | Commercial overdraft LOC [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans	0
Pass [Member] | Commercial non-profit/ political subdivisions [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans	1,010	733
Pass [Member] | Open-end home equity [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans	34,561	25,142
Pass [Member] | 1-4 family real estate (1st mortgages) [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans	125,821	88,183
Pass [Member] | 1-4 family real estate (Jr. mortgages) [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans	5,936	7,662
Pass [Member] | Multifamily real estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans	30,457	7,599
Pass [Member] | Farm real estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans	10,191	9,509
Pass [Member] | Non-farm/non-residential real estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans	150,434	96,184
Pass [Member] | Construction real estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans	11,608	3,007
Pass [Member] | Consumer loans- vehicle [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans	13,425	5,249
Pass [Member] | Consumer overdraft LOC [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans	0	0
Pass [Member] | Consumer loans- mobile home [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans	1,951	561
Pass [Member] | Consumer loans- home improvement [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans	210	220
Pass [Member] | Consumer loans- other [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans	11,224	8,722
Pass [Member] | MasterCard/VISA [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans	0	0
Special Mention [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans	14,261	19,853
Special Mention [Member] | Agricultural loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans	0	0
Special Mention [Member] | Commercial [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans	160	2,778
Special Mention [Member] | Commercial overdraft LOC [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans	0
Special Mention [Member] | Commercial non-profit/ political subdivisions [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans	0	0
Special Mention [Member] | Open-end home equity [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans	400	351
Special Mention [Member] | 1-4 family real estate (1st mortgages) [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans	2,220	1,635
Special Mention [Member] | 1-4 family real estate (Jr. mortgages) [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans	138	54
Special Mention [Member] | Multifamily real estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans	0	0
Special Mention [Member] | Farm real estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans	120	45
Special Mention [Member] | Non-farm/non-residential real estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans	10,910	14,344
Special Mention [Member] | Construction real estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans	0	628
Special Mention [Member] | Consumer loans- vehicle [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans	65	10
Special Mention [Member] | Consumer overdraft LOC [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans	0	0
Special Mention [Member] | Consumer loans- mobile home [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans	0	0
Special Mention [Member] | Consumer loans- home improvement [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans	0	0
Special Mention [Member] | Consumer loans- other [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans	248	8
Special Mention [Member] | MasterCard/VISA [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans	0	0
Sub-standard [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans	8,030	7,385
Sub-standard [Member] | Agricultural loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans	0	0
Sub-standard [Member] | Commercial [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans	28	142
Sub-standard [Member] | Commercial overdraft LOC [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans	0
Sub-standard [Member] | Commercial non-profit/ political subdivisions [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans	0	0
Sub-standard [Member] | Open-end home equity [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans	278	272
Sub-standard [Member] | 1-4 family real estate (1st mortgages) [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans	2,427	2,034
Sub-standard [Member] | 1-4 family real estate (Jr. mortgages) [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans	86	277
Sub-standard [Member] | Multifamily real estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans	2,319	2,431
Sub-standard [Member] | Farm real estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans	0	0
Sub-standard [Member] | Non-farm/non-residential real estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans	2,806	2,219
Sub-standard [Member] | Construction real estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans	0	0
Sub-standard [Member] | Consumer loans- vehicle [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans	47	5
Sub-standard [Member] | Consumer overdraft LOC [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans	0	0
Sub-standard [Member] | Consumer loans- mobile home [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans	8	0
Sub-standard [Member] | Consumer loans- home improvement [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans	0	0
Sub-standard [Member] | Consumer loans- other [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans	31	5
Sub-standard [Member] | MasterCard/VISA [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans	0	0
Doubtful [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans	0	0
Doubtful [Member] | Agricultural loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans	0	0
Doubtful [Member] | Commercial [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans	0	0
Doubtful [Member] | Commercial overdraft LOC [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans	0	0
Doubtful [Member] | Commercial non-profit/ political subdivisions [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans	0	0
Doubtful [Member] | Open-end home equity [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans	0	0
Doubtful [Member] | 1-4 family real estate (1st mortgages) [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans	0	0
Doubtful [Member] | 1-4 family real estate (Jr. mortgages) [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans	0	0
Doubtful [Member] | Multifamily real estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans	0	0
Doubtful [Member] | Farm real estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans	0	0
Doubtful [Member] | Non-farm/non-residential real estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans	0	0
Doubtful [Member] | Construction real estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans	0	0
Doubtful [Member] | Consumer loans- vehicle [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans	0	0
Doubtful [Member] | Consumer overdraft LOC [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans	0	0
Doubtful [Member] | Consumer loans- mobile home [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans	0	0
Doubtful [Member] | Consumer loans- home improvement [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans	0	0
Doubtful [Member] | Consumer loans- other [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans	0	0
Doubtful [Member] | MasterCard/VISA [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans	0	0
Not Rated [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans	4,834	3,615
Not Rated [Member] | Agricultural loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans	0	0
Not Rated [Member] | Commercial [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans	0	0
Not Rated [Member] | Commercial overdraft LOC [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans	973	245
Not Rated [Member] | Commercial non-profit/ political subdivisions [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans	0	0
Not Rated [Member] | Open-end home equity [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans	0	0
Not Rated [Member] | 1-4 family real estate (1st mortgages) [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans	0	0
Not Rated [Member] | 1-4 family real estate (Jr. mortgages) [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans	0	0
Not Rated [Member] | Multifamily real estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans	0	0
Not Rated [Member] | Farm real estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans	0	0
Not Rated [Member] | Non-farm/non-residential real estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans	0	0
Not Rated [Member] | Construction real estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans	0	0
Not Rated [Member] | Consumer loans- vehicle [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans	0	0
Not Rated [Member] | Consumer overdraft LOC [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans	306	454
Not Rated [Member] | Consumer loans- mobile home [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans	0	0
Not Rated [Member] | Consumer loans- home improvement [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans	0	0
Not Rated [Member] | Consumer loans- other [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans	0	0
Not Rated [Member] | MasterCard/VISA [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans	$ 3,555	$ 2,916